Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Production Costs [Line Items]
Wages, salaries and bonuses	$ 537.8	$ 328.4
Severances	21.0	23.9
Share-based compensation	5.5	3.9
Total employee compensation and benefit expenses	564.3	356.2
Less: Expensed within General and Administrative expenses	(47.7)	(26.2)
Less: Expensed within Care and Maintenance expenses	(26.8)	(11.7)
Less: Expensed within Exploration expenses	(10.2)	(7.6)
Employee compensation and benefits expenses included in production costs	479.6	$ 310.7
Manantial Espejo
Production Costs [Line Items]
Severances	8.8
Dolores
Production Costs [Line Items]
Severances	3.3
La Colorada
Production Costs [Line Items]
Severances	2.3
El Peñon
Production Costs [Line Items]
Severances	2.9
Minera Florida
Production Costs [Line Items]
Severances	1.5
Cerro Moro
Production Costs [Line Items]
Severances	1.1
Jacobina
Production Costs [Line Items]
Severances	$ 1.1